RELATED PARTIES	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Aug. 31, 2025	Dec. 31, 2024	Nov. 30, 2024
RELATED PARTIES

NOTE 12 – RELATED PARTIES

Liotta Family Office, LLC

Liotta Family Office, LLC (“LFO”) is owned 20% by the Company’s Chief Executive Officer (“CEO”), 60% owned by the father of the Company’s Chief Executive Officer, and 20% by the brother of the CEO. LFO currently owns 74,372 Shares of the Company’s issued and outstanding common stock which represents 1% of the Company’s issued and outstanding Common Stock as of September 30, 2025.

During the year ended December 31, 2023, LFO entered into an unsecured promissory note for a total amount of $1.0 million (see Note 9). The Company incurred approximately $23 thousand of interest during the nine months ended September 30, 2024. In April 2024, the promissory note and interest was paid in full.

Plane Co’s

The Company historically facilitated the formation of limited liability companies (“Plane Co’s”), which were then funded by third party members prior to the sale and delivery of an aircraft purchased from Honda Aircraft that entered into the Company’s fractional program.

In October 2024, as part of the agreement with flyExclusive, Volato sold all of its interest in the Plane Co’s to flyExclusive.

The aggregate amount of revenue included in loss from discontinued operations generated from Plane Co’s totaled zero and $0.8 million for the three months ended September 30, 2025 and 2024, respectively. The aggregate amount of revenue included in loss from discontinued operations generated from Plane Co’s totaled zero and $3.1 million for the nine months ended September 30, 2025 and 2024, respectively.

Expenses charged to the Company by Plane Co’s and included in loss from discontinued operations, totaled zero and $0.9 million for the three months ended September 30, 2025 and 2024, respectively. Expenses charged to the Company by Plane Co’s and included in loss from discontinued operations, totaled zero and $2.8 million for the nine months ended September 30, 2025 and 2024, respectively.

Balance due to Plane Co’s amounted to zero and $4 thousand as of September 30, 2025 and December 31, 2024, respectively.

NOTE 15 – RELATED PARTIES

Liotta Family Office, LLC

Liotta Family Office, LLC (“LFO”) is owned 20% by the Company’s Chief Executive officer, 60% owned by the father of the Company’s Chief Executive Officer, and 20% owned by the brother of the Company’s Chief Executive Officer. LFO currently owns, 74,372 Shares of Common Stock which represents 4% of the Company’s issued and outstanding Common Stock as of December 31, 2024.

During the year ended December 31, 2023, Liotta Family Office, LLC (“LFO”) entered into an unsecured promissory note for a total amount of $1.0 million (Note 12). The Company incurred approximately $23 thousand of interest during the year ended December 31, 2024. In April 2024, the promissory note and interest was paid in full.

Plane Co’s

The Company facilitated the formation of limited liability Plane Co’s, which are then funded by third party members prior to the sale and delivery of an aircraft purchased from Honda Aircraft that entered into the Company’s fractional program.

In October 2024, as part of the agreement with flyExclusive, Volato sold all of its interest in the Plane Co’s to flyExclusive.

The aggregate amount of revenue included in loss from discontinued operations generated from Plane Co’s totaled $3.1 million and $4.5 million for the year ended December 31, 2024 and 2023, respectively.

Expenses charged to the Company by Plane Co’s and included in loss from discontinued operations, totaled $2.8 million and $3.9 million for the year ended December 31, 2024 and 2023, respectively.

Balance due to Plane Co’s amounted to $4 thousand and $202 thousand as of December 31, 2024 and 2023, respectively.

M2i Global Inc [Member]
RELATED PARTIES

Note 7 — Related Party Transactions

During the nine months ended August 31, 2025, the Company repaid $36,050 of the loan from the Company’s Executive Chairman. This loan is recorded as a related party loan on the balance sheet. At the periods ending August 31, 2025 and November 30, 2024, the balance due to the Executive Chairman was $0 and $36,050, respectively. This loan has a 7% interest rate. During the nine months ended August 31, 2025, the Company recorded $88 interest expense. At August 31, 2025, accrued interest payable due to the loan from the Executive Chairman totaled $21,278.

Under the terms of a consulting agreement with the Company’s Executive Chairman and CFO, the Company is obligated to compensate him $43,667 per month, consisting of $41,667 in consulting fees and a $2,000 monthly allowance. During the nine months ended August 31, 2025, the Company incurred $393,000 in expenses related to the consulting agreement. During the nine months ended August 31, 2025, the Company paid $288,667 in consultant fees to the Executive Chairman and CFO. As of the nine months ended August 31, 2025, $497,333 remained unpaid under the agreement. During the three months ended August 31, 2025, the Board of Directors approved the accruing of interest payable on the unpaid consultant fees retroactive to August 1, 2024. The total interest expense accrued following the Board approval was $37,906.

Under the terms of a consulting agreement with the Company’s President and Chief Executive Officer, the Company is obligated to compensate him $43,667 per month, consisting of $41,667 in consulting fees and a $2,000 monthly allowance. During the nine months ended August 31, 2025, the Company incurred $393,000 in expenses related to the consulting agreement. During the nine months ended August 31, 2025, the Company paid $90,667 consulting expense to the President and Chief Executive Officer. As of the nine months ended August 31, 2025, $381,167 remained unpaid under the agreement. During the three months ended August 31, 2025, the Board of Directors approved the accruing of interest payable on the unpaid consultant fees retroactive to August 1, 2024. The total interest expense accrued following the Board approval was $13,237.

The Company reimburses related party business expenses. During the nine months ended August 31, 2025, the Company incurred $5,830 related party business expenses and paid $106,194 which included all expenses owed to the Executive Chairman. At the nine months ended August 31, 2025, the balance due to the Executive Chairman and CFO is $0.

During the nine months ended August 31, 2025, the Company incurred $4,342 related party business expenses and paid $4,342 which included all expenses owed to the President and Chief Executive Officer. At the nine months ended August 31, 2025, the balance due to the President and Chief Executive Officer is $0.

Note 7 — Related Party Transactions

During May 2023, the Company’s former CEO forgave liabilities totaling $146,593, which consisted of $65,500 in accrued payroll and $81,093 in outstanding loans, which are further detailed in Note 8. As a result of the forgiveness, a contribution was recorded to additional paid in capital. As of November 30, 2024, no balances due to the Company’s former CEO were outstanding.

During the fiscal year ended November 30, 2024, the Company repurchased shares from the former CEO, as detailed in Note 9.

Under the terms of a consulting agreement with the Company’s Executive Chairman and CFO, the Company is obligated to compensate him $43,667 per month, consisting of $41,667 in consulting fees and a $2,000 monthly allowance. During the fiscal year ended November 30, 2024, the Company incurred $524,000 in expenses related to the consulting agreement, of which $203,000 was repaid by the Company. At the fiscal year ended November 30, 2024, $393,000 remained unpaid under the agreement.

Under the terms of a consulting agreement with the Company’s President and Chief Executive Officer, the Company is obligated to compensate him $43,667 per month, consisting of $41,667 in consulting fees and a $2,000 monthly allowance. During the year ended November 30, 2024, the Company incurred $353,333 in expenses related to the consulting agreement, of which $268,000 was repaid by the Company. At the fiscal year ended November 30, 2024, $85,833 remained unpaid under the agreement.

The Company reimburses related party business expenses. During the fiscal year ended November 30, 2024, the Company incurred $100,132 related party business expenses. At the fiscal year ended November 30, 2024, the balance due to the Executive Chairman and CFO is $100,132.

The Company has a note payable agreement with the Executive Chairman, further detailed in Note 8.